Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 24, 2013	Feb. 26, 2012
Schedule Of Income Taxes [Line Items]
Operating loss carry forward expiration period	2023 through 2033
Additional tax liability	$ 0
Unremitted earnings	17,342	16,460
Gross unrecognized tax benefits	27	34
Income tax reserves	0
Unrecognized tax benefits include interest and penalties in the liability	16	21
U. S. [Member]
Schedule Of Income Taxes [Line Items]
Net operating loss carryforwards	15,236
Ireland [Member]
Schedule Of Income Taxes [Line Items]
Net operating loss carryforwards	67,339
Capital loss carryforwards	5,289
Unrealized excess tax benefit relating to stock option	$ 257